Trade and Other Receivables - Aging Analysis of Trade Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Trade receivables	$ 79,617	$ 112,419	$ 112,403
Expected loss rate	2.04%	2.98%
Gross carrying amount - trade receivables	$ 81,274	$ 115,875
Loss allowances	1,657	3,456
Trade receivable, net	$ 79,617	$ 112,419
6-12 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables			397
Over 12 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables			241
Current [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.07%	0.03%
Gross carrying amount - trade receivables	$ 67,318	$ 90,686
Loss allowances	45	29
Trade receivable, net	$ 67,273	$ 90,657
Past due [Member] | Less than 30 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	0.86%	0.37%
Gross carrying amount - trade receivables	$ 9,183	$ 17,105
Loss allowances	79	64
Trade receivable, net	$ 9,104	$ 17,041
Past due [Member] | 31-60 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	3.95%	2.07%
Gross carrying amount - trade receivables	$ 2,276	$ 3,389
Loss allowances	90	70
Trade receivable, net	$ 2,186	$ 3,319
Past due [Member] | 61-90 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	20.18%	8.36%
Gross carrying amount - trade receivables	$ 327	$ 347
Loss allowances	66	29
Trade receivable, net	$ 261	$ 318
Past due [Member] | 91-120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	31.71%	9.87%
Gross carrying amount - trade receivables	$ 82	$ 557
Loss allowances	26	55
Trade receivable, net	$ 56	$ 502
Past due [Member] | Greater than 120 days [Member]
Disclosure of financial assets [Line Items]
Expected loss rate	64.70%	84.65%
Gross carrying amount - trade receivables	$ 2,088	$ 3,791
Loss allowances	1,351	3,209
Trade receivable, net	$ 737	$ 582
Neither past due nor impaired [Member]
Disclosure of financial assets [Line Items]
Trade receivables			90,503
Past due but not impaired [Member] | 1-3 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables			20,608
Past due but not impaired [Member] | 3-6 months [Member]
Disclosure of financial assets [Line Items]
Trade receivables			$ 654